Document And Entity Information	Oct. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	ACCURAY INCORPORATED
Document, Type	8-K
Document, Period End Date	Oct. 08, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33301
Entity, Tax Identification Number	20-8370041
Entity, Address, Address Line One	1240 Deming Way
Entity, Address, City or Town	Madison
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53717-1954
City Area Code	608
Local Phone Number	824-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARAY
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001138723